UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

Michael Feldschuh, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2016

Date of Reporting Period: March 31, 2016

 Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 91.66%

Banking -0.32%
First Niagara Financial Group, Inc.	5,000	48,000
		$48,000

Investment Services-0.0036%
United States Natural Gas Fund, LLP (a)	8,125	$54,112

Oil & Gas Operations-2.26%
British Petroleum	600	$18,108
Columbia Pipeline Group	13,000	326,300
		$344,408

Other Common Stock-		$5,496

Utilities-88.67%
Electric Utilities-86.62%
Ameren Corp.	2,000	$100,200
American Electric Power Co. Inc.	6,000	398,400
Avangrid, Inc.	9,000	360,990
Avista Corp.	7,000	285,460
Centerpoint Energy, Inc.	1,000	20,920
CMS	16,000	679,040
DTE Energy Co.	17,000	1,541,220
Duke Energy Corp.	5,000	403,400
Edison International	5,000	359,450
Entergy Corp.	18,000	1,427,040
Eversource Energy	20,000	1,166,800
Exelon Corp.	21,300	763,818
Firstenergy Corp.	49,000	1,762,530
Great Plains Energy Inc.	48,375	48,375
National Grid PLC Shares	7,500	535,650
NISOURCE Inc.	19,000	447,640
PG & E Corp.	5,000	298,600
Pinnacle West Capital Corp.	3,000	225,210
PNM Resources, Inc.	35,500	1,197,060
Teco Energy, Inc.	2,000	55,060
WEC Energy Group	1,128	67,759
Westar Energy, Inc.	16,000	719,345
XCEL Energy, Inc.	8,000	334,560
		$13,198,527

Southwest Gas Corp.	1,000	$58,170
Spectra Energy Corp.	8,000	244,800
		$310,650

Total Utilities		$13,509,177

Total Common Stock (Cost $5,043,676)-91.63%		$13,961,193

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Market Value
Preferred Stocks-7.83%

Banking-5.21%
Bank of America Corp., 7.250% Series L	300	$341,400
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	65,400
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	249,700
Goldman Sachs Group, 6.20% Series B Callable	1,000	26,000
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	112,200
		$794,700

Electric Utilities-2.62%
Duquesne Light Co. Preferred, 3.75% Callable	400	$17,420
Pacific Gas & Electric, 5% Series A	1,000	28,017
Pacific Gas & Electric, 5% Series	1,100	25,203
Pacific Gas & Electric, 6% Preferred	4,200	128,192
Southern California Edison, 4.32% Callable	5,500	137,335
Southern California Edison, 4.78% Callable	2,500	63,000
		$399,167

Total Preferred Stock (Cost $780,333)-7.83%		$1,193,867

Total Investment in Securities (Cost $5,824,009) -99.46%		$15,155,060

Investment in Operating Division-23.23%		$3,539,693

Other Assets-0.22%		$33,321

Total Assets-122.92%		$18,728,074
Total Liabilities – (22.92%)		(3,492,169)
Net Assets-100.00%		$15,235,905

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

At March 31, 2015, the net unrealized appreciation based on cost for financial reporting purposes of $23,436,252 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$9,520,153
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(188,702)
Net unrealized appreciation	9,331,451

Portfolio Analysis

As of March 31, 2016

Percentage of Net Assets
Common Stock
Banking	0.32%
Investment Services	0.39%
Oil and Gas Operations	2.26%
Electric Utilities	96.62%
Natural Gas Utilities	2.04%
Total Common Stock	91.63%

Preferred Stock
Banking	5.21%
Electric Utilities	2.62%
Total Preferred Stock	7.83%

Total Investment in Securities	99.46%

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 03/31/2016	Value of Short Position at 03/31/2016
Restricted Cash (b)-15.89%		$2,420,735

Securities Sold Short- (15.98%)
Apple, Inc.	(500)	(54,495)
Intuitive Surgical, Inc.	(500)	(300,525)
Simon Property Group Inc.	(10,000)	(2076900)
Total Securities Sold Short- (15.98%)		$(2,431,920)

Restricted Cash, Net of Securities Borrowed at Fair Market Value -009.%		$(11,185)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(1.70%)
Call Options Written- (0.91%)
Advanced Micro Devices	(15)	3	7/15/2016	(488)
BP PLC	(6)	35	4/15/2016	(6)
BP PLC SPON ADR	(15)	36	7/15/2016	(277)
Columbia Pipeline	(25)	20	4/15/2016	(13,750)
Columbia Pipeline	(20)	22.5	7/15/2016	(4,650)
Columbia Pipeline	(10)	20	7/15/2016	(5,200)
Duke Energy Corporation	(5)	80	4/15/2016	(700)
Duke Energy Corporation	(15)	75	4/15/2016	(8,550)
Entergy Corporation	(15)	75	4/15/2016	(6,750)
Entergy Corporation	(30)	75	6/17/2016	(15,900)
Entergy Corporation	(55)	72.5	6/17/2016	(40,576)
Exelon Corp.	(30)	34	4/15/2016	(6,000)
First Energy	(30)	34	4/15/2016	(6,600)
Firstenergy Corporation	(30)	35	4/15/2016	(4,029)
FirstEnergy Corporation	(20)	36	4/15/2016	(1,368)
Firstenergy Corporation	(35)	35	7/15/2016	(7,504)
Firstenergy Corporation	(30)	36	7/15/2016	(4,725)
Firstenergy Corporation	(25)	37	10/21/2016	(4,025)
National Grid PLC	(15)	75	6/17/2016	(562)
PNM Resources	(30)	35	4/15/2016	(563)
Ralph Lauren Corp	(25)	130	4/15/2016
Ralph Lauren Corp	(20)	120	5/20/2016	(306)
Polo Ralph Lauren	(20)	125	7/15/2016	(400)
Polo Ralph Lauren	(20)	130	7/15/2016	(219)
Ralph Lauren Call	(30)	130	10/21/2016	(1,765)
Tesla Motors	(5)	240	4/15/2016	(3,360)
Total Call Options Written				(138,274)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written- (0.79%)
Apple	(5)	105	4/22/2016	(245)
Bank of America	(40)	10	1/20/2017	(1,360)
Bank of America	(25)	8	1/20/2017	(375)
Bank of America	(15)	12	4/15/2016	(45)
Bank of America	(25)	15	5/20/2016	(3,925)
Bank of America	(40)	13	5/20/2016	(1,400)
Bank of America	(25)	12	5/20/2016	(363)
Bank of America	(25)	11	6/17/2016	(288)
Bank of America	(35)	8	8/19/2016	(195)
Bank of America	(25)	8	9/16/2016	(150)
Bank of America	(25)	8	11/18/2016	(275)
Bank of America	(20)	9	11/18/2016	(323)
BP PLC SPON ADR	(50)	35	4/15/2016	(22,750)
BP PLC SPON ADR	(10)	29	4/15/2016	(262)
BP PLC SPON ADR	(30)	26	5/20/2016	(825)
BP PLC SPON ADR	(15)	24	7/15/2016	(504)
BP PLC SPON ADR	(103)	36	7/15/2016	(65,611)
BP PLC SPON ADR	(25)	24	10/21/2016	(1,650)
Columbia Pipeline Group	(25)	20	10/21/2016	(508)
Duke Energy Corporation	(20)	50	1/20/2017	(650)
Duke Energy	(20)	65	4/15/2016	(00)
Duke Energy	(25)	60	7/15/2016	(332)
Duke Energy	(20)	60	7/15/2016	(265)
Duke Energy	(35)	55	7/15/2016	(289)
Duke Energy Corporation	(35)	55	10/21/2016	(909)
Duke Energy Corporation	(16)	60	10/21/2016	(653)
Entergy Corporation	(20)	65	4/15/2016	(300)
Entergy Corporation	(40)	50	6/17/2016	(26)
Entergy Corporation	(25)	60	6/17/2016	(502)
Entergy Corporation	(20)	55	6/17/2016	(400)
Entergy Corporation	(25)	50	9/16/2016	(1,000)
Exelon Corp.	(25)	28	7/15/2016	(442)
First Energy	(25)	31	7/15/2016	(615)
FirstEnergy Corporation	(30)	29	7/15/2016	(951)
FirstEnergy Corporation	(20)	24	10/21/2016	(850)
Intuitive Surgical	(5)	470	4/15/2016	(200)
Newmont Mining Corp.	(20)	15	1/20/2017	(865)
Newmont Mining	(20)	17	1/20/2017	(1,435)
Newmont Mining Corp	(30)	20	4/15/2016	(14)
Newmont Mining Corp.	(40)	21	4/15/2016	(71)
Newmont Mining Corp.	(20)	18	5/20/2016	(110)
Newmont Mining Corp.	(30)	15	6/17/2016	(122.40)
Newmont Mining	(30)	17	6/17/2016	(272)
Newmont Mining Corp.	(25)	14	6/17/2016	(65)
Newmont Mining Corp.	(35)	16	6/17/2016	(213)
Newmont Mining Corp	(35)	15	9/16/2016	(601)
Newmont Mining Corp.	(35)	16	9/16/2016	(810)
Newmont Mining	(50)	17	9/16/2016	(1,607)
PNM Resources Inc.	(20)	25	8/19/2016	(800)
PNM Resources Inc.	(20)	25	11/18/2016	(625)
Pinnacle West Capital Corp	(15)	55	4/15/2016	(525)
Simon Property	(50)	170	4/15/2016	(448)
Simon Property	(10)	150	5/20/2016	(245)
Simon Property	(50)	170	5/20/2016	(2,850)

Total Call and Put Options Written-(Premium Received)-(1.70%)				$(259,391)

Margin loans payable-(20.83) (c)				$(3,173,891)

Other Liabilities-(0.38%)				$(58,887)

Total Liabilities –(22.92)%				$(3,492,169)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of March 31, 2015 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,961,193	$—	$—	$13,961,193
Preferred Stocks	1,193,867	—	—	1,193,867
Investment in Operating Division		—	3,539,963	3,,539,693
Total	$15,155,060	$—	$3,539,963	$18,695,023

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$3,173,891	$—	$—	$3,173,891
Call and Put Options	$259,391	$—	$—	$259,391

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer/ Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Michael Feldschuh
BY: Michael Feldschuh
ITS: Acting President and Chief Financial Officer
(Acting Chief Executive Officer/Acting Principal Executive Officer/Acting Chief Financial Officer/Acting Principle Accounting Officer/Acting Chief Compliance Officer)

Date: May 23, 2016